Financial instruments and risk management - Aging of trade receivables (Details) - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 21,985	$ 12,660
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	22,992	13,806
Gross carrying amount | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	17,128	7,198
Gross carrying amount | 1-30 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	2,925	2,332
Gross carrying amount | 31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	1,217	1,258
Gross carrying amount | 61-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	468	686
Gross carrying amount | 91-120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	348	601
Gross carrying amount | Greater than 120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	906	1,731
Credit loss impairment
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 1,007	$ 1,146